Furniture, Equipment, Purchased Software and Leasehold Improvements	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Furniture, Equipment, Purchased Software and Leasehold Improvements

7.           Furniture, Equipment, Purchased Software and Leasehold Improvements

The components of furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization are as follows (in thousands):

	Successor	Predecessor
	December 31,	December 31,
	2018	2017
Computer hardware	$22,818	$67,852
Leasehold improvements	12,339	27,139
Purchased software	3,039	12,991
Furniture and office equipment	2,968	6,350
Accumulated depreciation and amortization	(3,036)	(87,301)
Furniture, equipment, purchased software and leasehold improvements, net of accumulated depreciation and amortization	$38,128	$27,031

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, depreciation and amortization expense related to these assets was $3,094,000,  $9,270,000,  $11,959,000 and $12,910,000 respectively.